Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Short-Term Leases and Long-Term Operating Leases

The total future minimum lease payments under short-term leases and long-term operating leases with respect to office space as of December 31, 2025, are payable as follows:

	Payment due to schedule
	Within one year	One to three years	Over three years	Total
	US$	US$	US$	US$
Short-term office rental fees	23,097	-	-	23,097